Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss Per Share Abstract
Net loss	$ 13,933	$ (17,674)
Weighted average number of shares outstanding	93,968,172	86,015,208
Basic and diluted loss per share	$ (0.15)	$ (0.21)